                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ];  Amendment Number: ______________________________
              This Amendment (Check only one.): [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oberweis Asset Management, Inc.
Address: 951 Ice Cream Dr., Suite 200
         North Aurora, IL  60542

Form 13F File Number: 28- 4688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Patrick B. Joyce
Title: Executive Vice President
Phone: (800) 323-6166

Signature, Place, and Date of Signing:


Patrick B. Joyce      North Aurora, IL     February 11, 2002
----------------      [City, State]        [Date]
[Signature]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:      ___________________

Form 13F Information Table Entry Total: 173 Data Records

Form 13F Information Table Value Total: $173,432 (thousandths)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                        Oberweis Asset Management, Inc.
                                    FORM 13F
                                December 31, 2001

                                                                                                                Voting Authority
                                                           Value   Shares/  Sh/ Put/ Invesmt     Other    --------------------------
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            com              002824100      245     4400 SH       Sole                                       4400
Actrade Financial Technologies com              00507p102     2488    84475 SH       Sole                    40000             44475
AdvancePCS                     com              00790K109     6916   235650 SH       Sole                   207000             28650
Advanced Magnetics, Inc.       com              00753P103      296    81100 SH       Sole                    80000              1100
Advanced Neuromodulation Syste com              00757T101      677    19200 SH       Sole                    15000              4200
Air T., Inc.                   com              009207101      144    30000 SH       Sole                    30000
Alico, Inc.                    com              016230104      266     8500 SH       Sole                     8500
Alloy Inc.                     com              019855105     2097    97400 SH       Sole                    50000             47400
Almost Family, Inc.            com              020409108      454    30000 SH       Sole                    30000
Amarin Corp.                   com              023111107     2264   130275 SH       Sole                    80000             50275
American Healthways, Inc.      com              02649v104      735    23000 SH       Sole                    20000              3000
American Safety Insurance Grou com              g02995101      266    30000 SH       Sole                    30000
Amtech Systems, Inc.           com              032332504      143    20000 SH       Sole                    20000
Andrx Group                    com              034553107     7317   103920 SH       Sole                    85000             18920
Ansoft Corporation             com              036384105      438    30000 SH       Sole                    30000
AsiaInfo                       com              04518a104      801    46000 SH       Sole                    30000             16000
Astropower, Inc.               com              04644A101      889    22000 SH       Sole                    20000              2000
Axcan                          com              054923107     1557   109675 SH       Sole                    80000             29675
Balchem Corp.                  com              057665200      320    15000 SH       Sole                    15000
Bio-Vascular, Inc.             com              090923103      314    40000 SH       Sole                    40000
Bioanalytical Systems, Inc.    com              09058M103      624    89000 SH       Sole                    80000              9000
Biolase Technology, Inc.       com              090911108      643   113000 SH       Sole                    80000             33000
Biovail Corp. Intl.            com              09067K106      450     8000 SH       Sole                     8000
Bradley Pharmaceuticals, Inc.  com              104576103     5654   272500 SH       Sole                   207500             65000
Buca, Inc.                     com              117769109      324    20000 SH       Sole                    20000
CVD Equipment Corp.            com              126601103       37    13400 SH       Sole                    13400
Cabot Microelectronics Corp.   com              12709p103     1438    18145 SH       Sole                     4000             14145
Caminus Corp.                  com              133766105     1052    45750 SH       Sole                    40000              5750
Carbo Ceramics, Inc.           com              140781105     1893    48351 SH       Sole                    30000             18351
Caremark RX, Inc.              com              141705103      603    36950 SH       Sole                    10000             26950
Catapult Communications        com              149016107     1355    52000 SH       Sole                    40000             12000
Central European               com              153435102     1955   157900 SH       Sole                    60000             97900
Chad Therapeutics, Inc.        com              157228107      174    60000 SH       Sole                    60000
Check Technology Corp.         com              162780100      254    42000 SH       Sole                    42000
Chicago Pizza & Brewery        com              167889104      934   180000 SH       Sole                   120000             60000
Chico's Fas Inc.               com              168615102     7001   176345 SH       Sole                   136000             40345
Christopher & Banks Corp.      com              171046105     2616    76381 SH       Sole                    52500             23881
Cima Labs                      com              171796105      651    18000 SH       Sole                    15000              3000
Clark/Bardes Holdings, Inc.    com              180668105      389    15400 SH       Sole                    15400
Closure Medical Corp.          com              189093107      771    33000 SH       Sole                    30000              3000
Craftmade International Inc.   com              22413E104      393    25000 SH       Sole                    25000
Cross Country                  com              22748P105     1862    70280 SH       Sole                    30000             40280
Cytyc Corp.                    com              232946103     1941    74350 SH       Sole                    25000             49350
D&K Healthcare                 com              232861104     1298    22800 SH       Sole                    15000              7800
Dr. Reddy's Lab ADR            com              256135203      657    34651 SH       Sole                    10000             24651
Drugmax, Inc.                  com              262240104      593   111100 SH       Sole                    80000             31100
Dynacq International, Inc.     com              267919306      494    22200 SH       Sole                    20000              2200
E Loan                         com              26861p107      715   388500 SH       Sole                   300000             88500
E.Funds Corp.                  com              28224R101      905    65850 SH       Sole                    50000             15850
Ectel Ltd.                     com              M29925100     1457    84150 SH       Sole                    60000             24150
Elbit Medical Imaging          com              010811169      235    37400 SH       Sole                    37400
Environmental Elements Corp.   com              293940102      205    51200 SH       Sole                    51200
Escalade, Inc.                 com              296056104      313     5700 SH       Sole                     5000               700
FEI Co.                        com              30241L109      357    11340 SH       Sole                     5000              6340
FTI Consulting Inc.            com              302941109      820    25000 SH       Sole                    25000
Factual Data Corp.             com              303094106      340    40000 SH       Sole                    40000
Famous Dave's of America       com              307068106     2049   280300 SH       Sole                   250000             30300
Fibercore, Inc.                com              31563b109      528   220000 SH       Sole                   200000             20000
First Horizon Pharmaceuticals  com              32051K106     1453    49446 SH       Sole                    22500             26946
Food Technology Service, Inc.  com              344798103       34    23600 SH       Sole                    23600
Frenchtex                      com              357814102        7    25000 SH       Sole                    25000
Frequency Electronic, Inc.     com              358010106      910    65000 SH       Sole                    60000              5000
Ftd.com                        com              30265F103      491    70100 SH       Sole                    47100             23000
General Electric Co.           com              369604103      305     7600 SH       Sole                                       7600
Gentner Communications         com              185060100     1605    96250 SH       Sole                    80000             16250
Global Payment Technology Inc. com              37936s109      208    57700 SH       Sole                    57700
Golden Eagle Minerals, Inc.    com              380961102        1    10000 SH       Sole                                      10000
HPL Technologies, Inc.         com              40426C105     1731    96975 SH       Sole                    40000             56975
Hanover Compressor Company     com              410768105      634    25110 SH       Sole                     9000             16110
Harvard Bioscience, Inc.       com              416906105      497    50000 SH       Sole                    50000
Headwaters, Inc.               com              42210p102     2221   193800 SH       Sole                   120000             73800
Healthtronics, Inc.            com              4222l1076      270    30000 SH       Sole                    30000
Hot Topic Inc.                 com              441339108     2301    73300 SH       Sole                    60000             13300
Humana Inc.                    com              444859102      132    11200 SH       Sole                                      11200
ICT Group                      com              44929Y101      558    30000 SH       Sole                    30000
Icon PLC                       com              45103t107      775    26000 SH       Sole                    15000             11000
Infinity, Inc.                 com              45663L403      215    20000 SH       Sole                    20000
InfoNow Corp.                  com              456664309      521   140000 SH       Sole                   140000
Integra Lifesciences           com              457985208      672    25500 SH       Sole                    25000               500
IntegraMed America, Inc.       com              45810n302      372    60000 SH       Sole                    60000
Integrity, Inc. Class A        com              45817Y103      252    40000 SH       Sole                    40000
Interactive Systems Worldwide, com              45840f105      399    50000 SH       Sole                    50000
Intercept Group                com              45845L107      900    22000 SH       Sole                    20000              2000
J2 Global Communication        com              46626E205      588   118704 SH       Sole                   100000             18704
Kendle International, Inc.     com              48880L107      847    42000 SH       Sole                    30000             12000
Key Production Company, Inc.   com              493138101      561    33000 SH       Sole                    20000             13000
King Pharmaceuticals Inc.      com              495582108     1236    29332 SH       Sole                    26666              2666
LMI Aerospace, Inc.            com              502079106      130    30000 SH       Sole                    30000
Landry's Restaurant            com              51508L103      547    29355 SH       Sole                    24600              4755
Lumenis, LTD                   com              M40868107      435    22100 SH       Sole                    20000              2100
MIM Corporation                com              553044108     1757    98700 SH       Sole                    50000             48700
Magnum Hunter Resources, Inc.  com              55972F203      166    20000 SH       Sole                    20000
MedAmicus, Inc.                com              584027106      467    30000 SH       Sole                    30000
Meridian Medical Technologies, com              589658103     1052    40000 SH       Sole                    40000
Metro One Telecommunication    com              59163F105     1035    34225 SH       Sole                    15000             19225
Micro General Corp.            com              594838302      546    39800 SH       Sole                    39800
Multi Color Corp.              com              625383104      645    35655 SH       Sole                    30000              5655
National Medical Card Systems, com              636918302      634    65000 SH       Sole                    50000             15000
Neogen                         com              640491106     1227    67785 SH       Sole                    40000             27785
Neoware Systems                com              64065P102     1126   229800 SH       Sole                   105000            124800
Net Bank, Inc.                 com              640933107      629    60000 SH       Sole                    60000
Netiq Corp.                    com              64115P102      201     5700 SH       Sole                     5000               700
New Century Financial Corp.    com              64352d101      541    40000 SH       Sole                    40000
Novel Denim Holdings           com              G6674P109      425    36350 SH       Sole                    30000              6350
Nyfix, Inc.                    com              670712108      991    49500 SH       Sole                    30000             19500
Occidental Petroleum Corp.     com              674599105      484    18235 SH       Sole                                      18235
On-Site Sourcing, Inc.         com              682195102      282    83000 SH       Sole                    83000
Opnet Technologies             com              683757108      948    65800 SH       Sole                    59800              6000
Optical Communication Producti com              68382T101      410   104000 SH       Sole                   100000              4000
Optimal Robotics Corp.         com              68388R208     1205    34000 SH       Sole                    30000              4000
P.F. Changs China Bistro       com              69333y108     2081    44000 SH       Sole                    40000              4000
PDF Solutions, Inc.            com              693282105      525    25000 SH       Sole                    25000
PEC Solutions, Inc.            com              705107100     2840    75500 SH       Sole                    50000             25500
Panera Bread Co.               com              69840W108     3606    69285 SH       Sole                    50000             19285
Pediatrix Medical Group        com              705324101      746    22000 SH       Sole                    20000              2000
Peerless Mfg. Co.              com              705514107      361    20000 SH       Sole                    20000
Pemstar, Inc.                  com              706552106     1280   106700 SH       Sole                    80000             26700
Petroquest Energy, Inc.        com              716748108      844   158575 SH       Sole                   100000             58575
Possis Medical, Inc.           com              737407106      505    29000 SH       Sole                    27500              1500
Precise Software               com              M41450103      682    33000 SH       Sole                    30000              3000
Pricesmart, Inc.               com              741511109      978    27930 SH       Sole                    20000              7930
Prima Energy Corp.             com              741901201     1577    72495 SH       Sole                    60000             12495
Qlogic Corp.                   com              747277101      966    21700 SH       Sole                    20000              1700
RPC, Inc.                      com              749660106     1426    80800 SH       Sole                    60000             20800
Ramsay Youth Services, Inc.    com              75158k206       80    19900 SH       Sole                    19900
Remington Oil & Gas            com              759594302     1522    88000 SH       Sole                    80000              8000
Retalix Ltd.                   com              m8215w109      329    20000 SH       Sole                    20000
Right Management Consultants   com              766573109      441    25500 SH       Sole                    22500              3000
SFBC International, Inc.       com              784121105     2977   145230 SH       Sole                    89900             55330
Sani Tech Industry Inc.        com              801017104        0    11000 SH       Sole                                      11000
ScanSource, Inc.               com              806037107     2047    43000 SH       Sole                    40000              3000
Scottish Annunity              com              G7885T104     1867    96470 SH       Sole                    50000             46470
Security Capital Corp.         com              814131405      110    11000 SH       Sole                    11000
Sento Corp.                    com              816918106       17    12400 SH       Sole                    12400
Sherwood Brands, Inc.          com              82437l104      172    20000 SH       Sole                    20000
Sicor, Inc.                    com              825846108     1348    86000 SH       Sole                    80000              6000
Skechers USA, Inc.             com              830566105      804    55000 SH       Sole                    50000              5000
Software Spectrum, Inc.        com              833960107      470    30000 SH       Sole                    30000
SonicWall, Inc.                com              835470105     1225    63000 SH       Sole                    55000              8000
Spectralink Corp.              com              847580107      481    28100 SH       Sole                    25000              3100
Spherix Inc.                   com              84842r106      380    40000 SH       Sole                    40000
Stellent, Inc.                 com              85856W105      975    33000 SH       Sole                    30000              3000
Strategic Diagnostics, Inc.    com              862700101      568    80000 SH       Sole                    80000
Sungard Data Systems           com              867363103      275     9500 SH       Sole                     5000              4500
Sunrise Assisted Living        com              86768K106     3283   112790 SH       Sole                    70000             42790
Suprema Specialties, Inc.      com              86859f107     4061   312400 SH       Sole                   210000            102400
Symyx Technologies, Inc.       com              87155S108      665    31300 SH       Sole                    15300             16000
Synplicity, Inc.               com              87160Y108      731    54200 SH       Sole                    49300              4900
TRC Companies, Inc.            com              872625108     1239    24775 SH       Sole                    13000             11775
TTI Team Telecom               com              m88258104     1650    65945 SH       Sole                    30000             35945
Talx Corporation               com              874915105      550    22000 SH       Sole                    22000
Taro Pharmaceuticals           com              M8737E108     1159    29000 SH       Sole                    20000              9000
Teknowledge Corp.              com              878919208      271    72400 SH       Sole                    40000             32400
Telular Corp.                  com              87970t208      367    40000 SH       Sole                    40000
Thoratec Corp.                 com              885175307      578    34000 SH       Sole                    30000              4000
Tripos, Inc.                   com              896928108     1127    59030 SH       Sole                    38000             21030
U.S. Energy Systems, Inc.      com              902951102      228    50000 SH       Sole                    50000
U.S. Laboratories              com              90333T105      901    99155 SH       Sole                    60000             39155
US-China Industrial            com              90329w302      168    12000 SH       Sole                    12000
Utek Corporation               com              91759p106      128    18000 SH       Sole                    18000
Vasomedical, Inc.              com              922321104      605   163500 SH       Sole                   150000             13500
Verisity LTD.                  com              M97385112     2263   119430 SH       Sole                    60000             59430
Vermont Pure Holdings          com              924234107      480   100000 SH       Sole                   100000
ViaSat Inc.                    com              92552V100      858    55000 SH       Sole                    50000              5000
Vimpel Communications          com              68370R109     1142    43830 SH       Sole                    30000             13830
Virage Logic Corp.             com              92763R104     1573    81800 SH       Sole                    60000             21800
Vital Images                   com              92846n104     1406   150330 SH       Sole                    80000             70330
Walgreen Company               com              931422109      269     8000 SH       Sole                                       8000
Waste Connections, Inc.        com              941053100      682    22000 SH       Sole                    20000              2000
Wavecom S.A. ADR               com              943531103      380    10200 SH       Sole                     6600              3600
Websense                       com              947684106     1446    45100 SH       Sole                    25000             20100
Wilson Greatbatch Tech         com              972232102     1444    40000 SH       Sole                    37000              3000
Wireless Telecom Group, Inc.   com              976524108       85    30000 SH       Sole                    30000
REPORT SUMMARY                 173 DATA RECORDS             173432           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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